Financial assets at fair value through profit or loss - Schedule of financial assets at fair value through profit or loss (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Financial assets at fair value through profit or loss
Current assets total	¥ 45	$ 6	¥ 70,164
Non-current assets total	3,160	$ 433	34,788
Investment	3,205		104,952
Unlisted equity investments, current
Financial assets at fair value through profit or loss
Investment	45		45
Prepaid shares repurchase instrument
Financial assets at fair value through profit or loss
Investment			70,119
Unlisted equity investments
Financial assets at fair value through profit or loss
Investment	¥ 3,160		31,926
Insurance and wealth management products
Financial assets at fair value through profit or loss
Investment			¥ 2,862